Share Capital - Schedule of Options Exercise Price and Contractual Life (Details)	12 Months Ended
	Dec. 31, 2018 shares Life Period $ / shares	Dec. 31, 2017 shares Life Period $ / shares	Dec. 31, 2016 shares Life Period $ / shares
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year | shares	5,056,914	4,036,095	3,241,535
Exercise Price Range One [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year | shares	521,509	758,928	620,970
Exercise price	$ 0.002	$ 0.002	$ 0.002
Weighted average of remaining contractual life | Life	11.34	8.29	10.73
Exercise Price Range Two [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year | shares	72,990	98,657	117,990
Exercise price	$ 1.21	$ 1.21	$ 1.21
Weighted average of remaining contractual life | Life	5.72	6.78	7.65
Exercise Price Range Three [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year | shares	1,898,969	513,969	713,282
Exercise price	$ 1.22	$ 2.47	$ 2.47
Exercise price upper range	$ 2.47
Weighted average of remaining contractual life | Life	15.54	10.45	1.12
Exercise Price Range Four [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year | shares	559,871	584,871	588,023
Exercise price	$ 3.30	$ 3.30	$ 3.30
Exercise price upper range	$ 3.48	$ 3.48	$ 3.48
Weighted average of remaining contractual life | Life	13.96	14.96	15.96
Exercise Price Range Five [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year | shares	60,000	60,000	60,000
Exercise price	$ 6.03	$ 6.03	$ 6.03
Weighted average of remaining contractual life | Life	16.13	17.13	18.13
Exercise Price Range Six [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	116,000
Exercise price	$ 6.9
Weighted average of remaining contractual life	19.2
Exercise Price Range Seven [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year	372,470	409,670	416,270
Exercise price	$ 7.52	$ 7.52	$ 7.52
Weighted average of remaining contractual life	16.88	17.88	18.88
Exercise Price Range Eight [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's outstanding at end of year | Period	1,455,105	1,610,000	725,000
Exercise price	$ 5.08	$ 5.08	$ 5.08
Exercise price upper range	$ 5.99	$ 5.99
Weighted average of remaining contractual life | Period	18.38	19.38	19.87